UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-8246

Exact name of registrant as specified in charter:
Delaware Investments Global Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2006

Item 1. Reports to Stockholders

Semiannual                                                 Delaware Investments
Report                                                     Global Dividend and
                                                           Income Fund, Inc.

                                                           May 31, 2006









[DELAWARE LOGO]                                            Closed-End

Table of contents


> Sector and country allocation ...............................................1

> Statement of net assets .....................................................3

> Statement of operations ....................................................14

> Statements of changes in net assets ........................................15

> Statement of cash flows ....................................................16

> Financial highlights ...................................................... 17

> Notes to financial statements ..............................................18

> Other Fund information .....................................................22

> About the organization .....................................................24



















Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Sector and country allocation


Delaware Investments Global Dividend and Income Fund, Inc.

As of May 31, 2006


                                                                    Percentage
Sector/Country                                                    of Net Assets
_______________________________________________________________________________

Common Stock                                                          75.51%

Consumer Discretionary                                                10.74%
Consumer Staples                                                       6.40%
Energy                                                                 3.07%
Financials                                                            15.49%
Health Care                                                            9.61%
Health Care REITs                                                      0.41%
Industrial REITs                                                       1.21%
Industrials                                                            5.00%
Information Technology                                                 7.41%
Lodging REITs                                                          0.77%
Mall REITs                                                             0.79%
Manufactured Housing REITs                                             0.20%
Materials                                                              3.30%
Mortgage REITs                                                         3.57%
Office/Industrial REITs                                                1.13%
Office REITs                                                           1.00%
Shopping Center REITs                                                  0.35%
Specialty REITs                                                        0.40%
Telecommunications                                                     3.68%
Utilities                                                              0.98%
_______________________________________________________________________________

Convertible Preferred Stock                                            3.42%

Banking, Finance & Insurance                                           1.34%
Basic Materials                                                        0.29%
Cable, Media & Publishing                                              0.20%
Consumer Products                                                      0.26%
Energy                                                                 0.35%
Food, Beverage & Tobacco                                               0.28%
Telecommunications                                                     0.11%
Utilities                                                              0.59%
_______________________________________________________________________________

Preferred Stock                                                        3.20%

Leisure, Lodging & Entertainment                                       0.62%
Real Estate                                                            2.58%
_______________________________________________________________________________

Right                                                                  0.01%
_______________________________________________________________________________

Warrant                                                                0.00%
_______________________________________________________________________________

Agency Obligations                                                     0.23%
_______________________________________________________________________________

Commercial Mortgage-Backed Securities                                  0.12%
_______________________________________________________________________________

Convertible Bonds                                                      5.65%

Aerospace & Defence                                                    0.43%
Cable, Media & Publishing                                              0.21%
Computers & Technology                                                 0.83%
Energy                                                                 0.82%
Health Care & Pharmaceuticals                                          1.01%
Leisure, Lodging & Entertainment                                       0.25%
Real Estate                                                            0.48%
Retail                                                                 0.67%
Technology                                                             0.41%
Telecommunications                                                     0.14%
Transportation                                                         0.07%
Utilities                                                              0.33%
_______________________________________________________________________________

Corporate Bonds                                                       20.48%

Banking                                                                0.14%
Basic Industry                                                         2.18%
Brokerage                                                              0.48%
Capital Goods                                                          1.05%
Consumer Cyclical                                                      1.87%
Consumer Non-Cyclical                                                  2.11%
Energy                                                                 1.10%
Finance & Investments                                                  1.49%
Media                                                                  2.48%
Real Estate                                                            0.40%
Services Cyclical                                                      2.51%
Services Non-cyclical                                                  1.00%
Technology & Electronics                                               0.37%
Telecommunications                                                     2.12%
Utilities                                                              1.18%
_______________________________________________________________________________

Foreign Agencies                                                       2.66%

Austria                                                                0.33%
Germany                                                                1.87%
United States                                                          0.46%
_______________________________________________________________________________

Regional Agencies                                                      0.98%
_______________________________________________________________________________

Regional Authority                                                     0.47%
_______________________________________________________________________________

Sovereign Agencies                                                     1.59%

France                                                                 0.92%
Japan                                                                  0.67%
_______________________________________________________________________________

Sovereign Debt                                                        10.07%

Austria                                                                1.58%
Czechoslovakia                                                         0.23%
France                                                                 1.54%
Germany                                                                2.13%
Korea                                                                  0.69%
Malaysia                                                               0.45%
Netherlands                                                            0.34%
Norway                                                                 0.47%
Poland                                                                 0.46%
Sweden                                                                 1.15%
United Kingdom                                                         1.03%
_______________________________________________________________________________

Supranational Banks                                                    4.52%
_______________________________________________________________________________

Currency Options Purchased                                             0.00%
_______________________________________________________________________________


                                                                  (continues) 1

Sector and country allocation


Delaware Investments Global Dividend and Income Fund, Inc.

As of May 31, 2006


                                                                    Percentage
Sector/Country                                                    of Net Assets
_______________________________________________________________________________

Repurchase Agreements                                                  4.92%
_______________________________________________________________________________

Securities Lending Collateral                                         23.25%

Fixed Rate Notes                                                       6.28%
Variable Rate Notes                                                   16.97%
_______________________________________________________________________________

Total Market Value of Securities                                     157.08%
_______________________________________________________________________________

Obligation to Return Securities Lending Collateral                   (23.25%)
_______________________________________________________________________________

Borrowing Under Line of Credit                                       (34.39%)
_______________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        0.56%
_______________________________________________________________________________

Total Net Assets                                                     100.00%
_______________________________________________________________________________

Country
_______________________________________________________________________________

Australia                                                              2.56%
Austria                                                                1.90%
Belgium                                                                0.66%
Bermuda                                                                0.24%
British Virgin Islands                                                 0.16%
Canada                                                                 3.46%
Cayman Islands                                                         0.08%
Denmark                                                                0.78%
Finland                                                                1.14%
France                                                                 8.05%
Germany                                                                6.28%
Hong Kong                                                              0.52%
Ireland                                                                0.08%
Japan                                                                  7.35%
Liberia                                                                0.04%
Luxembourg                                                             0.93%
Malaysia                                                               0.45%
Marshall Island                                                        0.19%
Mexico                                                                 1.10%
Multinational                                                          0.17%
Netherlands                                                            1.28%
Netherlands Antilles                                                   0.35%
Norway                                                                 1.10%
Poland                                                                 0.46%
South Africa                                                           0.70%
South Korea                                                            1.39%
Slovakia                                                               0.23%
Supranational                                                          4.52%
Sweden                                                                 2.09%
Switzerland                                                            0.65%
United Kingdom                                                         6.76%
United States                                                         73.24%
_______________________________________________________________________________

Total                                                                128.91%
_______________________________________________________________________________

Statement of net assets


Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


                                                 Number            Market Value
                                               of Shares             (U.S.$)
_______________________________________________________________________________

Common Stock - 75.51%>
_______________________________________________________________________________

Consumer Discretionary - 10.74%
@=+II Avado Brands Restricted                       272            $        256
      Bayerische Motoren Werke                   10,200                 526,059
      DSG International                          64,900                 237,002
      Esprit Holdings                            43,000                 345,702
      Gap                                        35,700                 649,740
   *+ Great Wolf Resorts                         19,000                 224,580
      Honda Motor                                 5,300                 349,509
      Kesa Electricals                           90,300                 500,380
    * Lagardere Groupe                            5,900                 466,183
      Limited Brands                             28,200                 765,913
      Mattel                                     43,300                 727,873
    * Michelin                                    6,500                 425,666
    * Nissan                                     35,400                 428,560
      Sony                                        5,500                 248,261
      Travis Perkins                             15,900                 454,768
    * Volkswagen                                  3,101                 219,632
      WPP Group                                  48,900                 603,612
    + XM Satellite Radio Holdings Class A           400                   5,768
                                                                   ____________

                                                                      7,179,464
                                                                   ____________

Consumer Staples - 6.40%
    * B&G Foods                                   2,500                  38,500
      Coca-Cola Amatil                           85,838                 454,013
      ConAgra Foods                              31,800                 718,680
      Greggs                                        932                  65,456
      Heinz (H.J.)                               17,500                 741,125
    * Kao                                        16,000                 399,236
      Kimberly-Clark                             10,600                 643,102
    * Metro                                      10,460                 593,580
      Safeway                                    26,600                 627,228
                                                                   ____________

                                                                      4,280,920
                                                                   ____________

Energy - 3.07%
      Chevron                                    11,100                 663,669
      ConocoPhillips                              9,400                 594,926
   *+ Petroleum Geo-Services ADR                    691                  44,051
    * Total                                      11,560                 749,902
                                                                   ____________

                                                                      2,052,548
                                                                   ____________

Financials - 15.49%
      Allstate                                   11,600                 638,116
      Aon                                        17,500                 623,875
    * AXA                                        12,700                 442,021
      Chubb                                      12,800                 646,784
    * Dexia                                      18,100                 444,193
      Hartford Financial Services Group           7,300                 641,962
      HBOS                                       21,800                 373,015
      Huntington Bancshares                      26,500                 623,280
    * ING Groep                                  15,800                 619,031
    * Kookmin Bank ADR                            5,800                 466,784
      Mitsubishi UFJ Financial Group                 33                 453,484
      Morgan Stanley                             11,100                 661,782
      Nordea Bank AB                             45,300                 547,007
      Royal & Sun Alliance Insurance Group      206,000                 495,316
      Royal Bank of Scotland Group               16,700                 539,036
      Standard Chartered                         19,000                 466,272
      Wachovia                                   11,900                 636,650
      Washington Mutual                          14,500                 665,695
      Westpac Banking                            21,400                 372,280
                                                                   ____________

                                                                     10,356,583
                                                                   ____________

Health Care - 9.61%
      Abbott Laboratories                        16,000                 683,201
      Baxter International                       16,700                 629,590
      Bristol-Myers Squibb                       27,400                 672,670
      Merck                                      19,800                 659,142
      Novartis                                    7,800                 432,551
      Novo Nordisk                                7,200                 446,374
    * Ono Pharmaceutical                          9,100                 445,666
      Pfizer                                     27,000                 638,820
    * Sanofi-Aventis                              5,300                 500,150
      Stada Arzneimittel                          4,574                 183,735
    * Terumo                                     14,300                 509,463
      Wyeth                                      13,700                 626,638
                                                                   ____________

                                                                      6,428,000
                                                                   ____________

Health Care REITs - 0.41%
    # Medical Properties Trust 144A               9,400                 113,834
      Ventas                                      4,900                 158,956
                                                                   ____________

                                                                        272,790
                                                                   ____________

Industrial REITs - 1.21%
      AMB Property                                6,600                 326,238
      ProLogis                                    9,800                 484,610
                                                                   ____________

                                                                        810,848
                                                                   ____________

Industrials - 5.00%
    * Asahi Glass                                23,000                 306,181
    + British Airways                            71,700                 457,758
      Canadian Pacific Railway                    8,800                 452,163
    * Compagnie de Saint-Gobain                   6,800                 476,579
      Donnelley (R.R.) & Sons                    20,100                 646,818
   *+ Foster Wheeler                              1,769                  78,292
    * Macquarie Infrastructure                    9,500                 264,100
      Waste Management                           18,000                 659,159
                                                                   ____________

                                                                      3,341,050
                                                                   ____________

Information Technology - 7.41%
      Canon                                       6,800                 476,058
    + CGI Group                                  76,600                 507,630
      Fujitsu                                    48,000                 356,095
      Hewlett-Packard                            19,600                 634,647
      Intel                                      34,800                 627,096
      International Business Machines             7,700                 615,230
      Nokia Oyj                                  25,400                 544,805
    * Tandberg                                   44,900                 383,717



                                                                   (continues) 3

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


                                                 Number            Market Value
                                               of Shares             (U.S.$)
_______________________________________________________________________________

Common Stock (continued)
_______________________________________________________________________________

Information Technology (continued)
      TietoEnator Oyj                             7,645              $  217,347
    + Xerox                                      43,000                 590,390
                                                                     __________

                                                                      4,953,015
                                                                     __________

Lodging REITs - 0.77%
    * Highland Hospitality                       13,600                 164,560
    * Strategic Hotel Capital                    17,000                 348,840
                                                                     __________

                                                                        513,400
                                                                     __________

Mall REITs - 0.79%
      Macerich                                    3,000                 206,730
      Simon Property Group                        4,000                 318,520
                                                                     __________

                                                                        525,250
                                                                     __________

Manufactured Housing REITs - 0.20%
      Equity Lifestyle Properties                 3,100                 133,765
                                                                     __________

                                                                        133,765
                                                                     __________

Materials - 3.30%
      Alcan Aluminium                             6,400                 331,460
      Cemex                                      63,500                 361,018
      duPont (E.I.) deNemours                    14,800                 629,445
      Lafarge                                     3,728                 446,997
      Rio Tinto                                   7,900                 438,144
                                                                     __________

                                                                      2,207,064
                                                                     __________

Mortgage REITs - 3.57%
    * American Home Mortgage Investment          15,600                 520,572
    * Gramercy Capital                           19,500                 510,120
      JER Investors Trust                        13,000                 203,190
   II KKR Financial                              24,600                 530,130
   II Peoples Choice                             47,300                 260,150
    * Saxon Capital                              32,400                 361,260
                                                                     __________

                                                                      2,385,422
                                                                     __________

Office/Industrial REITs - 1.13%
    * Duke Realty                                22,300                 756,862
                                                                     __________

                                                                        756,862
                                                                     __________

Office REITs - 1.00%
    * Brandywine Realty Trust                    10,763                 312,342
    * Reckson Associates Realty                   9,300                 357,492
                                                                     __________

                                                                        669,834
                                                                     __________

Shopping Center REITs - 0.35%
      Cedar Shopping Centers                      7,300                 106,142
    * Ramco-Gershenson Properties                 5,000                 130,000
                                                                     __________

                                                                        236,142
                                                                     __________

Specialty REITs - 0.40%
    * Entertainment Properties Trust              6,600                 270,930
                                                                     __________

                                                                        270,930
                                                                     __________

Telecommunications - 3.68%

      AT&T                                       25,700                 669,742
    * Telefonos de Mexico ADR                    19,000                 376,010
      Telstra                                    82,500                 231,024
      Verizon Communications                     20,900                 652,289
      Vodafone Group                            231,290                 533,456
                                                                     __________

                                                                      2,462,521
                                                                     __________

Utilities - 0.98%
    + Mirant                                      2,284                  56,826
      Progress Energy                            14,300                 601,172
                                                                     __________

                                                                        657,998
                                                                     __________
Total Common Stock
     (cost $43,999,710)                                              50,494,406
                                                                     __________
_______________________________________________________________________________

Convertible Preferred Stock - 3.42%>
_______________________________________________________________________________

Banking, Finance & Insurance - 1.34%
      Aspen Insurance 5.625% exercise
          price $29.28, expiration date
          12/31/49                                3,400                 164,050
      Chubb 7.00% exercise price $35.70,
          expiration date 8/16/06                 4,100                 145,591
    ~ Citigroup Funding 5.02% exercise
          price $29.50, expiration date
          9/27/08                                 7,000                 224,420
      E Trade Group 6.125% exercise price
          $21.82, expiration date 11/18/08        3,500                 110,250
    * Lehman Brothers Holdings 6.25%
          exercise price $54.24, expiration
          date 10/15/07                           9,250                 250,906
                                                                      _________

                                                                        895,217
                                                                      _________

Basic Materials - 0.29%
      Huntsman 5.00% exercise price
          $28.29, expiration date 2/16/08         4,600                 192,625
                                                                      _________

                                                                        192,625
                                                                      _________

Cable, Media & Publishing - 0.20%
   *# Interpublic 5.25% 144A exercise price
          $13.66, expiration date 12/31/49          140                 131,425
                                                                      _________

                                                                        131,425
                                                                      _________

Consumer Products - 0.26%
      Newell Financial Trust I 5.25%
          exercise price $50.69, expiration
          date 12/1/27                            4,030                 175,809
                                                                      _________

                                                                        175,809
                                                                      _________

Energy - 0.35%
    * Chesapeake 4.50% exercise price
          $44.17, expiration date 12/31/49        1,275                 118,894
      El Paso Energy Capital Trust 4.75%
          exercise price $41.59, expiration
          date 3/31/28                            3,250                 118,300
                                                                      _________

                                                                        237,194
                                                                      _________

Food, Beverage & Tobacco - 0.28%
      Constellation Brands 5.75% exercise
          price $17.08, expiration date
          9/1/06                                  5,200                 188,500
                                                                      _________

                                                                        188,500
                                                                      _________

Telecommunications - 0.11%
      Lucent Technologies Capital Trust I
          7.75% exercise price $4.84,
          expiration date 3/15/17                    70                  70,761
                                                                      _________

                                                                         70,761
                                                                      _________

                                                 Number            Market Value
                                               of Shares             (U.S.$)
_______________________________________________________________________________

Convertible Preferred Stock (continued)
_______________________________________________________________________________

Utilities - 0.59%
      Entergy 7.625% exercise price
          $87.64, expiration date 2/17/09         3,500               $ 176,313
      NRG Energy 5.75% exercise price
          $60.45, expiration date 3/16/09           875                 220,609
                                                                      _________

                                                                        396,922
                                                                      _________

Total Convertible Preferred Stock

      (cost $2,233,389)                                               2,288,453
                                                                      _________
_______________________________________________________________________________

Preferred Stock - 3.20%>
_______________________________________________________________________________

Leisure, Lodging & Entertainment - 0.62%
    * Red Lion Hotels 9.50%                      15,700                 414,166
                                                                      _________

                                                                        414,166
                                                                      _________

Real Estate - 2.58%
      Equity Inns Series B 8.75%                 10,000                 259,500
      LaSalle Hotel Properties 10.25%            23,500                 608,767
      Ramco-Gershenson Properties 9.50%          11,500                 294,975
      SL Green Realty 7.625%                     22,000                 560,314
                                                                      _________

                                                                      1,723,556
                                                                      _________

Total Preferred Stock (cost $2,067,500)                               2,137,722
                                                                      _________
_______________________________________________________________________________

Right - 0.01%
_______________________________________________________________________________

      Arkema - Allotment Rights                   2,890                  10,259
                                                                      _________

Total Right (cost $6,509)                                                10,259
                                                                      _________
_______________________________________________________________________________

Warrant - 0.00%
_______________________________________________________________________________

   +# Solutia 144A, exercise price $7.59,
          expiration date 7/15/09                   130                       0
                                                                      _________

Total Warrant (cost $11,059)                                                  0
                                                                      _________
                                             Principal
                                              Amount o
_______________________________________________________________________________

Agency Obligations - 0.23%>
_______________________________________________________________________________

      Fannie Mae 6.375% 8/15/07        AUD      203,000                 153,266
                                                                      _________

Total Agency Obligations
      (cost $155,146)                                                   153,266
                                                                      _________
_______________________________________________________________________________

Commercial Mortgage-Backed Securities - 0.12%>
_______________________________________________________________________________

    # First Union National Bank
          Commercial Mortgage Series
          2001-C2 L 144A 6.46%
          1/12/43                      USD       85,000                  84,472
                                                                      _________

Total Commercial Mortgage-Backed
      Securities (cost $86,272)                                          84,472
                                                                      _________
_______________________________________________________________________________

Convertible Bonds - 5.65%>
_______________________________________________________________________________

Aerospace & Defense - 0.43%
    # AAR 144A 1.75% 2/1/26 exercise
          price $29.43, expiration date
          2/1/26                                 90,000                  90,788
      EDO 4.00% 11/15/25
          exercise price $34.19,
          expiration date 11/15/25     USD       90,000                  91,238
    # L-3 Communications 144A
          3.00% 8/1/35 exercise
          price 102.31, expiration
          date 8/1/35                           110,000                 107,249
                                                                      _________

                                                                        289,275
                                                                      _________

Cable, Media & Publishing - 0.21%
    # Playboy Enterprises 144A
          3.00% 3/15/25 exercise
          price $17.02, expiration
          date 3/15/25                          160,000                 139,400
                                                                      _________

                                                                        139,400
                                                                      _________

Computers & Technology - 0.83%
      Hutchinson Technology
          3.25% 1/15/26 exercise
          price $36.43, expiration
          date 1/15/26                          120,000                 109,200
    # Informatica 144A 3.00%
          3/15/26 exercise price
          $20.00, expiration date
          3/15/26                               175,000                 177,405
    # Intel 144A 2.95% 12/15/35
          exercise price $31.53,
          expiration date 12/15/35              105,000                  86,888
      SanDisk 1.00% 5/15/13
          exercise price $82.36,
          expiration date 5/15/13                60,000                  57,075
    # Sybase 144A 1.75% 2/22/25
          exercise price $25.22,
          expiration date 2/22/25               125,000                 122,813
                                                                      _________

                                                                        553,381
                                                                      _________

Energy - 0.82%
      Halliburton 3.125% 7/15/23
          exercise price $37.65,
          expiration date 7/15/23               100,000                 202,125
      Pride International 3.25%
          5/1/33 exercise price
          $25.70, expiration date
          5/1/33                                 80,000                 110,100
      Schlumberger 2.125%
          6/1/23 exercise price
          $40.00, expiration date
          6/1/23                                140,000                 233,800
                                                                      _________

                                                                        546,025
                                                                      _________

Health Care & Pharmaceuticals - 1.01%
    # Allergan 144A 1.50%
          4/1/26 exercise price
          $126.66, expiration date
          4/1/26                                150,000                 142,688


                                                                  (continues) 5

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


                                             Principal             Market Value
                                              Amount o                (U.S.$)
_______________________________________________________________________________

Convertible Bonds (continued)
_______________________________________________________________________________

Health Care & Pharmaceuticals (continued)
    # Amgen 144A 0.375%
          2/1/13 exercise price
          $79.48, expiration date
          2/1/13                       USD      60,000               $   57,600
      CV Therapeutics 3.25%
          8/16/13 exercise price
          $27.00, expiration date
          8/16/13                               45,000                   41,400
      Encysive Pharmaceuticals
          2.50% 3/15/12 exercise
          price $13.95, expiration
          date 3/15/12                         245,000                  173,337
    # Nektar Therapeutics
          Convertible 144A 3.25%
          9/28/12 exercise price
          $21.52, expiration date
          9/28/12                              125,000                  141,406
      Teva Pharmaceutical Finance
          0.25% 2/1/26 exercise
          price $47.16, expiration
          date 2/1/26                          120,000                  117,300
                                                                      _________

                                                                        673,731
                                                                      _________

Leisure, Lodging & Entertainment - 0.25%
    # Regal Entertainment Group
          144A 3.75% 5/15/08
          exercise price $14.97,
          expiration date 5/15/08              130,000                  168,350
                                                                      _________

                                                                        168,350
                                                                      _________

Real Estate - 0.48%
      MeriStar Hospitality 9.50%
          4/1/10 exercise price
          $10.18, expiration date
          4/1/10                               300,000                  319,875
                                                                      _________

                                                                        319,875
                                                                      _________

Retail - 0.67%
   *{ Dick's Sporting Goods
          1.606% 2/18/24 exercise
          price $58.13, expiration
          date 2/18/24                         140,000                  105,700
    ~ Lowe's Companies 0.861%
          10/19/21 exercise price
          $50.03, expiration date
          10/19/21                              95,000                  103,550
    # Saks 144A 2.00% 3/15/24
          exercise price $14.92,
          expiration date 3/15/24              125,000                  144,219
    # United Auto Group 144A
          3.50% 4/1/26 exercise
          price $23.69, expiration
          date 4/1/26                           90,000                   96,750
                                                                      _________

                                                                        450,219
                                                                      _________

Technology - 0.41%
    # Mercury Interactive 144A
          4.75% 7/1/07 exercise
          price $111.25 expiration
          date 7/1/07                          275,000                  274,656
                                                                      _________

                                                                        274,656
                                                                      _________

Telecommunications - 0.14%
    * Qwest Communications
          International 3.50%
          11/15/25 exercise price
          $5.90, expiration date
          11/15/25                              70,000                   95,288
                                                                      _________

                                                                         95,288
                                                                      _________

Transportation - 0.07%
   *# ExpressJet Holdings 144A
          4.25% 8/1/23 exercise
          price $18.20, expiration
          date 8/1/23                           50,000                   45,188
                                                                      _________

                                                                         45,188
                                                                      _________

Utilities - 0.33%
    # CenterPoint Energy 144A
          3.75% 5/15/23 exercise
          price $11.44, expiration
          date 5/15/23                         200,000                  224,000
                                                                      _________

                                                                        224,000
                                                                      _________

Total Convertible Bonds
      (cost $3,691,766)                                               3,779,388
                                                                      _________
_______________________________________________________________________________

Corporate Bonds - 20.48%>
_______________________________________________________________________________

Banking - 0.14%
      Western Financial Bank
          9.625% 5/15/12                        85,000                   94,350
                                                                      _________

                                                                         94,350
                                                                      _________

Basic Industry - 2.18%
      Abitibi-Consolidated
          6.95% 12/15/06                         5,000                    5,050
          7.875% 8/1/09                         50,000                   49,375
    * AK Steel 7.875% 2/15/09                   85,000                   84,788
      BCP Caylux 9.625% 6/15/14                  1,000                    1,103
      Bowater 9.50% 10/15/12                   140,000                  143,499
      Chemtura 6.875% 6/1/16                    65,000                   63,375
      Donohue Forest Products
          7.625% 5/15/07                        65,000                   65,813
      Georgia-Pacific
          8.875% 5/15/31                        15,000                   15,450
          9.50% 12/1/11                         75,000                   80,625
      Gold Kist 10.25% 3/15/14                  60,000                   63,600
      Huntsman International
          10.125% 7/1/09                        25,000                   25,563
    * Lyondell Chemical 10.50%
          6/1/13                                10,000                   11,250
   *# Nell AF Sarl 144A 8.375%
          8/15/15                               75,000                   74,438

                                             Principal             Market Value
                                              Amount o                (U.S.$)
_______________________________________________________________________________

Corporate Bonds (continued)
_______________________________________________________________________________

Basic Industry (continued)
      NewPage 10.00% 5/1/12            USD      50,000               $   53,125
      Norske Skog 8.625%
          6/15/11                              100,000                  100,000
    # Port Townsend Paper 144A
          12.00% 4/15/11                       100,000                   83,000
      Potlatch 13.00% 12/1/09                   95,000                  112,138
    * Rhodia 8.875% 6/1/11                      87,000                   88,305
      Smurfit Capital Funding
          7.50% 11/20/25                        55,000                   51,150
  *++ Solutia 6.72% 10/15/37                   120,000                  112,200
      Tembec Industries 8.625%
          6/30/09                              215,000                  121,474
      Witco 6.875% 2/1/26                       60,000                   54,300
                                                                     __________

                                                                      1,459,621
                                                                     __________

Brokerage - 0.48%
      E Trade Financial 8.00%
          6/15/11                              120,000                  124,800
      LaBranche & Company
          9.50% 5/15/09                         90,000                   96,075
          11.00% 5/15/12                        90,000                   99,225
                                                                     __________

                                                                        320,100
                                                                     __________

Capital Goods - 1.05%
      Armor Holdings 8.25%
          8/15/13                               55,000                   58,163
    # Compression Polymer 144A
          10.50% 7/1/13                         30,000                   31,350
    * Graham Packaging 9.875%
          10/15/14                              65,000                   66,625
      Interface 10.375% 2/1/10                 100,000                  110,375
      Interline Brands 11.50%
          5/15/11                              120,000                  133,500
      Intertape Polymer 8.50%
          8/1/14                               115,000                  108,675
    ? Mueller Holdings 14.75%
          4/15/14                               60,000                   50,700
    # Panolam Industrial 144A
          10.75% 10/1/13                        55,000                   54,450
      Trimas 9.875% 6/15/12                     95,000                   91,200
                                                                     __________

                                                                        705,038
                                                                     __________

Consumer Cyclical - 1.87%
    * Accuride 8.50% 2/1/15                     65,000                   63,863
      Carrols 9.00% 1/15/13                     40,000                   40,600
      Ford Motor Credit 7.375%
          10/28/09                              75,000                   69,132
    * General Motors 8.375%
          7/15/33                               30,000                   22,913
      General Motors Acceptance
          Corporation
          6.875% 9/15/11                       100,000                   94,043
          7.50% 12/1/06                NZD     354,000                  219,841
          *8.00% 11/1/31               USD      55,000                   51,796
      Landry's Restaurant 7.50%
          12/15/14                              75,000                   70,688
    * Mandalay Resort Group
          9.50% 8/1/08                          90,000                   96,300
    * Metaldyne 10.00% 11/1/13                 120,000                  115,799
    # Neiman Marcus 144A
          9.00% 10/15/15                        55,000                   57,544
   *# NPC International 144A
          9.50% 5/1/14                          85,000                   85,425
    * O'Charleys 9.00% 11/1/13                  50,000                   51,375
    # Uno Restaurant 144A
          10.00% 2/15/11                        45,000                   36,450
    * Visteon
          7.00% 3/10/14                         20,000                   16,650
          8.25% 8/1/10                          60,000                   56,100
    *Warnaco 8.875% 6/15/13                    100,000                  103,500
                                                                     __________

                                                                      1,252,019
                                                                     __________

Consumer Non-Cyclical - 2.11%
    # Angiotech Pharmaceuticals
          144A 7.75% 4/1/14                     65,000                   65,163
      Biovail 7.875% 4/1/10                    170,000                  172,974
      Constellation Brands
          8.125% 1/15/12                       165,000                  170,363
      Cott Beverages 8.00%
          12/15/11                             110,000                  110,825
    * Del Laboratories 8.00%
          2/1/12                                35,000                   28,875
      Doane Pet Care 10.625%
          11/15/15                              50,000                   62,417
    * Dole Food 8.875% 3/15/11                  75,000                   73,781
    # iPayment 144A 9.75%
          5/15/14                               50,000                   50,375
    # Le-Natures 144A 10.00%
          6/15/13                               65,000                   68,494
      Marsh Supermarket 8.875%
          8/1/07                                10,000                    9,925
      National Beef Packing
          10.50% 8/1/11                         80,000                   80,800
      Pilgrim's Pride 9.625%
          9/15/11                               90,000                   94,725
    * Pinnacle Foods 8.25%
          12/1/13                               70,000                   69,125
      Playtex Products 9.375%
          6/1/11                               100,000                  104,750
      RJ Reynolds Tobacco
          Holdings 7.875%
          5/15/09                               25,000                   25,875
      True Temper Sports 8.375%
          9/15/11                               95,000                   89,300
    * Warner Chilcott 8.75%
          2/1/15                               130,000                  130,325
                                                                     __________

                                                                      1,408,092
                                                                     __________


                                                                  (continues) 7

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


                                             Principal             Market Value
                                              Amount o                (U.S.$)
_______________________________________________________________________________

Corporate Bonds (continued)
_______________________________________________________________________________

Energy - 1.10%
    # Basic Energy Services 144A
          7.125% 4/15/16               USD      25,000               $   24,375
    * Bluewater Finance 10.25%
          2/15/12                               55,000                   57,200
   *# Brigham Exploration 144A
          9.625% 5/1/14                         25,000                   24,906
      Compton Petroleum Finance
          7.625% 12/1/13                        40,000                   39,200
    # Copano Energy 144A
          8.125% 3/1/16                         25,000                   25,500
      El Paso Natural Gas 7.625%
          8/1/10                                45,000                   46,688
      El Paso Production Holding
          7.75% 6/1/13                         100,000                  102,500
    # Hilcorp Energy I 144A
          7.75% 11/1/15                         30,000                   29,700
          10.50% 9/1/10                         22,000                   24,035
      Inergy Finance
          6.875% 12/15/14                       50,000                   47,375
          8.25% 3/1/16                          20,000                   20,600
      Quicksilver Resources
          7.125% 4/1/16                         50,000                   48,000
    ~ Secunda International
          13.068% 9/1/12                        55,000                   58,025
      Tennessee Gas Pipeline
          8.375% 6/15/32                        70,000                   76,961
    # VeraSun Energy 144A
          9.875% 12/15/12                       60,000                   64,800
    * Whiting Petroleum 7.25%
          5/1/13                                50,000                   49,000
                                                                     __________

                                                                        738,865
                                                                     __________

Finance & Investments - 1.49%
      ERAP 3.75% 4/25/10               EUR     100,000                  128,484
      FINOVA Group 7.50%
          11/15/09                     USD     217,300                   71,166
    # Hughes Network Systems
          144A 9.50% 4/15/14                   105,000                  106,575
      Residential Capital
          5.125% 5/17/12               EUR     170,000                  217,552
          6.375% 5/17/13               GBP      80,000                  150,411
      SLM 6.50% 6/15/10                NZD     510,000                  319,670
                                                                     __________

                                                                        993,858
                                                                     __________

Media - 2.48%
    } Adelphia Communications
          8.125% 7/15/06               USD      90,000                   41,850
    # Affinion Group 144A
          11.50% 10/15/15                       35,000                   35,788
    * CCH I 11.00% 10/1/15                      92,000                   79,580
  *++ Century Communications
          9.50% 9/1/06                         105,000                   97,125
    * Cenveo 9.625% 3/15/12                     65,000                   69,591
    # Charter Communications
          144A 5.875% 11/16/09                  40,000                   29,150
      Charter Communications
          Holdings
          11.125% 1/15/11                       55,000                   34,925
        ? 13.50% 1/15/11                       170,000                  111,350
   ~# Cleveland Unlimited 144A
          13.16% 12/15/10                       40,000                   42,600
    * CSC Holdings 10.50%
          5/15/16                              125,000                  131,875
      Dex Media East 12.125%
          11/15/12                              55,000                   62,288
    * Insight Midwest 10.50%
          11/1/10                              185,000                  194,943
    * Lodgenet Entertainment
          9.50% 6/15/13                        140,000                  150,499
    * Mediacom Capital 9.50%
          1/15/13                              135,000                  136,350
    # RH Donnelley 144A 8.875%
          1/15/16                               60,000                   60,600
      Sheridan Group 10.25%
          8/15/11                               40,000                   41,000
    * Sirius Satellite 9.625%
          8/1/13                                20,000                   19,000
    * Vertis 10.875% 6/15/09                    50,000                   49,000
    * Warner Music Group
          7.375% 4/15/14                       120,000                  119,400
   *# XM Satellite Radio 144A
          9.75% 5/1/14                         160,000                  149,600
                                                                     __________

                                                                      1,656,514
                                                                     __________

Real Estate - 0.40%
      American Real Estate
          Partners 8.125% 6/1/12               100,000                  102,500
      BF Saul REIT 7.50% 3/1/14                110,000                  112,750
    # Rouse 144A 6.75% 5/1/13                   30,000                   29,850
      Tanger Properties 9.125%
          2/15/08                               20,000                   20,968
                                                                     __________

                                                                        266,068
                                                                     __________

Services Cyclical - 2.51%
      Adesa 7.625% 6/15/12                     105,000                  106,050
      American Airlines 7.379%
          5/23/16                               28,051                   25,647
      Brickman Group 11.75%
          12/15/09                             130,000                  141,374
   *# CCM Merger 144A 8.00%
          8/1/13                                85,000                   82,025
      Corrections Corporation of
          America 7.50% 5/1/11                 100,000                  101,500
      FTI Consulting 7.625%
          6/15/13                               90,000                   92,925
   *# Galaxy Entertainment
          Finance 144A 9.875%
          12/15/12                             100,000                  105,000

                                             Principal             Market Value
                                              Amount o                (U.S.$)
_______________________________________________________________________________

Corporate Bonds (continued)
_______________________________________________________________________________

Services Cyclical (continued)
    * Gaylord Entertainment
          8.00% 11/15/13               USD      65,000              $    66,625
    ? H-Lines Finance Holdings
          11.00% 4/1/13                        138,000                  117,990
    # Hertz 144A
          8.875% 1/1/14                         40,000                   41,800
        * 10.50% 1/1/16                         15,000                   16,313
      Horizon Lines 9.00%
          11/1/12                               44,000                   46,200
      Kansas City Southern
          Railway 9.50% 10/1/08                175,000                  184,624
    # Knowledge Learning 144A
          7.75% 2/1/15                          65,000                   61,994
      OMI 7.625% 12/1/13                       130,000                  130,000
      Royal Caribbean Cruises
          7.25% 3/15/18                         25,000                   25,092
      Seabulk International 9.50%
          8/15/13                               50,000                   55,750
      Stena 9.625% 12/1/12                      70,000                   75,425
    ? Town Sports International
          11.00% 2/1/14                         95,000                   76,000
      Wheeling Island Gaming
          10.125% 12/15/09                     120,000                  125,400
                                                                    ___________

                                                                      1,677,734
                                                                    ___________
Services Non-cyclical - 1.00%
      Aleris International 9.00%
          11/15/14                              80,000                   83,400
      Allied Waste North America
          9.25% 9/1/12                          45,000                   48,206
      Casella Waste Systems
          9.75% 2/1/13                         105,000                  111,431
    # CRC Health 144A 10.75%
          2/1/16                               105,000                  108,675
    * Geo Subordinate 11.00%
          5/15/12                               95,000                   96,425
    * US Oncology 10.75%
          8/15/14                               76,000                   84,455
    ? Vanguard Health 11.25%
          10/1/15                              180,000                  133,201
                                                                    ___________

                                                                        665,793
                                                                    ___________

Technology & Electronics - 0.37%
    * Magnachip Semiconductor
          8.00% 12/15/14                       130,000                  113,750
    # Sensata Technologies BV
          144A 8.00% 5/1/14                     10,000                    9,900
   *# Sungard Data Systems 144A
          10.25% 8/15/15                       120,000                  126,000
                                                                    ___________

                                                                        249,650
                                                                    ___________

Telecommunications - 2.12%
    * American Cellular 10.00%
          8/1/11                                60,000                   64,725
    * American Tower 7.125%
          10/15/12                              80,000                   82,200
    * Cincinnati Bell 8.375%
          1/15/14                              120,000                  121,800
    ? Inmarsat Finance 10.375%
          11/15/12                             155,000                  132,912
      iPCS 11.50% 5/1/12                       115,000                  131,675
    ~ IWO Holdings 8.818%
          1/15/12                               15,000                   15,638
    # Nordic Telephone Company
          Holdings 144A 8.875%
          5/1/16                                75,000                   77,813
      PanAmSat 9.00% 8/15/14                    60,000                   62,550
    ~ Qwest 8.16% 6/15/13                       65,000                   70,444
          Rural Cellular 9.875%
          2/1/10                                75,000                   79,313
  *~# Rural Cellular 144A
          10.899% 11/1/12                       50,000                   52,375
      SunCom Wireless 9.375%
          2/1/11                               315,000                  233,099
    # Telcordia Technologies 144A
          10.00% 3/15/13                       145,000                  137,387
    ~ US LEC 13.62% 10/1/09                     45,000                   48,375
   *# Wind Acquisition 144A
          10.75% 12/1/15                       100,000                  108,250
                                                                    ___________

                                                                      1,418,556
                                                                    ___________
Utilities - 1.18%
  ++# Calpine 144A 9.90%
          7/15/07                               68,425                   66,885
      Elwood Energy 8.159%
          7/5/26                               104,031                  112,207
      Hydro Quebec 10.50%
          10/15/21                     CAD      55,000                   78,768
      Midwest Generation
          8.30% 7/2/09                 USD     100,000                  102,500
          8.75% 5/1/34                          90,000                   96,750
      Mirant Americas 8.30%
          5/1/11                               125,000                  125,625
      NRG Energy 7.25% 2/1/14                  125,000                  125,313
      Orion Power Holdings
          12.00% 5/1/10                         70,000                   79,275
 =++# USGen New England 144A
          7.459% 1/2/15                         50,000                      360
                                                                    ___________

                                                                        787,683
                                                                    ___________
Total Corporate Bonds
      (cost $13,803,567)                                             13,693,941
                                                                    ___________


                                                                  (continues) 9

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


                                             Principal             Market Value
                                              Amount o                (U.S.$)
_______________________________________________________________________________

Foreign Agencies - 2.66%
_______________________________________________________________________________

Austria - 0.33%
      Oesterreichische
          Kontrollbank 1.80%
          3/22/10                      JPY  24,000,000               $  218,409
                                                                     __________

                                                                        218,409
                                                                     __________
Germany - 1.87%
      KFW
          2.05% 2/16/26                JPY  27,000,000                  236,759
          4.75% 12/7/10                GBP     170,000                  315,591
          4.95% 10/14/14               CAD      85,000                   78,088
          6.50% 11/15/11               NZD     249,000                  157,305
      Rentenbank 1.375%
          4/25/13                      JPY  53,000,000                  462,883
                                                                     __________

                                                                      1,250,626
                                                                     __________
United States - 0.46%
      KFW International Finance
          1.75% 3/23/10                JPY  34,000,000                  308,853
                                                                     __________

                                                                        308,853
                                                                     __________
Total Foreign Agencies
      (cost $1,807,665)                                               1,777,888
                                                                     __________
_______________________________________________________________________________

Regional Agencies - 0.98%
_______________________________________________________________________________

Australia - 0.98%
      New South Wales Treasury
          6.00% 5/1/12                 AUD     255,000                  192,131
      Queensland Treasury
          5.50% 5/14/10                AUD     416,000                  309,538
          6.00% 7/14/09                AUD     200,000                  151,424
                                                                     __________
Total Regional Agencies
      (cost $665,777)                                                   653,093
                                                                     __________
_______________________________________________________________________________

Regional Authority - 0.47%
_______________________________________________________________________________

Canada - 0.47%
      Ontario Province
          4.50% 3/8/15                 CAD      89,000                   79,413
          5.375% 12/2/12               CAD      81,000                   76,775
      Quebec Province 5.00%
          12/1/15                      CAD     172,000                  157,480
                                                                     __________
Total Regional Authority
      (cost $304,521)                                                   313,668
                                                                     __________
_______________________________________________________________________________

Sovereign Agencies - 1.59%
_______________________________________________________________________________

France - 0.92%
      Caisse d'Amortissement de
          la Dette Sociale 3.625%
          4/25/16                      EUR     500,000                  616,883
                                                                     __________

                                                                        616,883
                                                                     __________
Japan - 0.67%
      Development Bank of Japan
          1.70% 9/20/22                JPY  21,000,000                  176,671
      Japan Finance Corporation
          for Municipal Enterprises
          2.00% 5/9/16                 JPY  30,000,000                  270,833
                                                                     __________

                                                                        447,504
                                                                     __________
Total Sovereign Agencies
      (cost $1,061,575)                                               1,064,387
                                                                     __________
_______________________________________________________________________________

Sovereign Debt - 10.07%
_______________________________________________________________________________

Austria - 1.58%
    # Republic of Austria 144A
          4.00% 9/15/16                EUR     102,000                  130,764
      Republic of Austria
          5.25% 1/4/11                 EUR     231,000                  315,318
          9.00% 9/15/06                ISK  44,300,000                  609,943
                                                                     __________

                                                                      1,056,025
                                                                     __________
Czechoslovakia - 0.23%
      Slovak Republic 4.00%
          3/26/21                      EUR     125,000                  153,460
                                                                     __________

                                                                        153,460
                                                                     __________
France - 1.54%
      France Government O.A.T
          3.50% 4/25/15                EUR     250,000                  309,432
      France Government O.A.T.
          4.00% 4/25/55                EUR     192,000                  231,852
      French Treasury Note 2.75%
          3/12/08                      EUR     385,000                  488,531
                                                                     __________

                                                                      1,029,815
                                                                     __________
Germany - 2.13%
      Deutschland Republic
          4.75% 7/4/08                 EUR     724,000                  952,262
          6.25% 1/4/24                 EUR     294,000                  472,054
                                                                     __________

                                                                      1,424,316
                                                                     __________
Korea - 0.69%
      Korea Government 4.83%
          5/10/08                      KRW 436,000,000                  462,146
                                                                     __________

                                                                        462,146
                                                                     __________
Malaysia - 0.45%
      Malaysian Government
          3.756% 4/28/11               MYR     565,000                  150,450
          7.00% 3/15/09                MYR     509,000                  149,031
                                                                     __________

                                                                        299,481
                                                                     __________
Netherlands - 0.34%
      Netherlands Government
          5.75% 2/15/07                EUR     176,000                  229,505
                                                                     __________

                                                                        229,505
                                                                     __________
Norway - 0.47%
      Norwegian Government
          6.00% 5/16/11                NOK     875,000                  156,594
          6.50% 5/15/13                NOK     827,000                  155,213
                                                                     __________

                                                                        311,807
                                                                     __________
Poland - 0.46%
      Poland Government 6.00%
          11/24/10                     PLN     905,000                  305,911
                                                                     __________

                                                                        305,911
                                                                     __________

                                             Principal             Market Value
                                              Amount o                (U.S.$)
_______________________________________________________________________________

Sovereign Debt (continued)
_______________________________________________________________________________

Sweden - 1.15%
      Sweden Government
          1.00% 4/1/12                 SEK   2,325,000               $  311,084
          5.00% 12/1/20                SEK   1,020,000                  157,317
        * 5.50% 10/8/12                SEK   2,000,000                  304,350
                                                                     __________

                                                                        772,751
                                                                     __________
United Kingdom - 1.03%
      U.K. Treasury
          4.75% 9/7/15                 GBP     144,500                  272,806
          5.00% 3/7/12                 GBP      27,000                   51,393
          8.00% 6/7/21                 GBP      84,000                  215,259
          9.00% 7/12/11                GBP      67,000                  149,611
                                                                     __________

                                                                        689,069
                                                                     __________
Total Sovereign Debt
      (cost $6,779,758)                                               6,734,286
                                                                     __________
_______________________________________________________________________________

Supranational Banks - 4.52%
_______________________________________________________________________________

      Asia Development Bank
          0.50% 10/9/12                AUD     255,000                  136,716
      European Investment Bank
          1.40% 6/20/17                JPY  55,300,000                  468,397
          1.90% 1/26/26                JPY  27,600,000                  235,812
          3.625% 10/15/11              EUR     243,000                  308,583
          4.00% 10/15/37               EUR     462,000                  547,836
          4.25% 12/7/10                GBP     173,000                  314,772
          4.375% 7/8/15                GBP     168,000                  301,886
      Inter-American Development
          Bank 1.90% 7/8/09            JPY  51,000,000                  465,088
    ^ International Bank for
          Reconstruction &
          Development 7.074%
          8/20/07                      NZD     412,000                  240,974
                                                                     __________
Total Supranational Banks
      (cost $3,035,033)                                               3,020,064
                                                                     __________
_______________________________________________________________________________

Currency Options Purchased - 0.00%
_______________________________________________________________________________

      Put USD 690,000 Call JPY
          75,900,000 expiration
          date 08/11/06                                                   2,363
                                                                     __________

Total Currency Options
      Purchased (cost $5,813)                                             2,363
                                                                     __________
_______________________________________________________________________________

Repurchase Agreements - 4.92%
_______________________________________________________________________________

      With BNP Paribas 4.88%
          6/1/06 (dated 5/31/06,
          to be repurchased
          at $2,068,580,
          collateralized by
          $772,600 U.S. Treasury
          Notes 2.375% due
          8/31/06, market value
          $772,315, $598,800
          U.S. Treasury Notes
          2.75% due 7/31/06,
          market value $602,152,
          $458,400 U.S. Treasury
          Notes 2.875% due
          11/30/06, market value
          $453,456 and $264,500
          U.S. Treasury Notes
          6.50% due 2/15/10,
          market value $283,053)       USD   2,068,300                2,068,300
      With Cantor Fitzgerald
          4.88% 6/1/06
          (dated 5/31/06,
          to be repurchased
          at $1,220,865,
          collateralized by
          $530,700 U.S. Treasury
          Notes 2.50% due
          9/30/06, market value
          $528,839, $530,700 U.S.
          Treasury Notes 3.50%
          due 11/15/06, market
          value $528,196 and
          $179,800 U.S. Treasury
          Notes 6.00% due
          8/15/09, market value
          $188,312)                          1,220,700                1,220,700
                                                                    ___________

Total Repurchase Agreements
      (cost $3,289,000)                                               3,289,000
                                                                    ___________

Total Market Value of
      Securities Before Securities
      Lending Collateral - 133.83%
          (cost $83,004,060)                                         89,496,655
                                                                    ___________
_______________________________________________________________________________

Securities Lending Collateral** - 23.25%
_______________________________________________________________________________

Short-Term Investments
Fixed Rate Notes - 6.28%
      Calyon 5.05% 6/19/06                     520,398                  520,398
      Citigroup Global Markets
          5.10% 6/1/06                       2,436,817                2,436,817


                                                                 (continues) 11

Statement of net assets

Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)

                                             Principal             Market Value
                                              Amount o                (U.S.$)
_______________________________________________________________________________

Securities Lending Collateral** (continued)
_______________________________________________________________________________

Fixed Rate Notes (continued)
      Deutsche Bank London
          5.00% 6/29/06                USD     600,459             $    600,459
      Washington Mutual Grand
          5.00% 6/30/06                        640,489                  640,489
                                                                   ____________

                                                                      4,198,163
                                                                   ____________
~ Variable Rate Notes - 16.97%
      American Honda Finance
          5.07% 2/21/07                        360,275                  360,275
      ANZ National 5.05% 7/2/07                 80,061                   80,061
      Australia New Zealand
          5.06% 7/2/07                         400,306                  400,306
      Bank of America 5.07%
          2/23/07                              520,397                  520,397
      Bank of New York 5.07%
          7/2/07                               320,245                  320,245
      Barclays New York 5.06%
          5/18/07                              520,397                  520,397
      Bayerische Landesbank
          5.10% 8/25/06                        400,306                  400,306
      Bear Stearns 5.13%
          10/30/06                             480,367                  480,367
      BNP Paribas 5.14% 7/2/07                 400,306                  400,306
      Canadian Imperial Bank
          5.06% 5/29/07                        200,153                  200,153
      Canadian Imperial Bank
          5.07% 11/22/06                       400,306                  400,306
      CDC Financial Products
          5.16% 6/30/06                        520,397                  520,397
      Citigroup Global Markets
          5.13% 6/7/06                         520,397                  520,397
      Commonwealth Bank
          5.05% 7/2/07                         400,306                  400,306
      Goldman Sachs 5.20%
          5/31/07                              520,398                  520,398
      Manufacturers & Traders
          5.07% 9/26/06                        400,304                  400,273
      Marshall & Ilsley Bank
          5.06% 7/2/07                         440,336                  440,336
      Merrill Lynch Mortgage
          Capital 5.16% 6/7/06                 360,275                  360,275
      Morgan Stanley 5.24%
          5/31/07                              496,379                  496,379
      National Australia Bank
          5.04% 3/7/07                         496,379                  496,379
      National City Bank 5.07%
          3/2/07                               480,412                  480,546
      National Rural Utilities
          5.07% 7/2/07                         632,483                  632,483
      Nordea Bank New York
          5.06% 5/16/07                        200,152                  200,143
      Nordea Bank Norge 5.06%
          7/2/07                               400,306                  400,306
      Royal Bank of Scotland
          5.07% 7/2/07                         400,306                  400,306
      Societe Generale 4.99%
          7/2/07                               200,153                  200,153
      Toyota Motor Credit 5.05%
          6/23/06                              400,307                  400,309
      Wells Fargo 5.07% 7/2/07                 400,306                  400,306
                                                                   ____________

                                                                     11,352,811
                                                                   ____________
Total Securities Lending Collateral
      (cost $15,550,974)                                             15,550,974
                                                                   ____________
Total Market Value of Securities - 157.08%
      (cost $98,555,034)                                            105,047,629!
Obligation to Return Securities Lending
      Collateral** - (23.25%)                                       (15,550,974)
Borrowing Under Line of Credit - (34.39%)                           (23,000,000)
Receivables and Other Assets Net of
      Liabilities - 0.56%                                               378,144
                                                                   ____________
Net Assets Applicable to 5,463,746 Shares
      Outstanding; Equivalent to $12.24 per
      Share - 100.00%                                               $66,874,799
                                                                   ____________
Components of Net Assets at May 31, 2006:

Common stock, $0.01 par value, 500,000,000
      shares authorized to the Fund                                 $58,693,534
Undistributed net investment income                                      16,577
Accumulated net realized gain on investments                          1,695,677
Net unrealized appreciation of investments and
      foreign currencies                                              6,469,011
                                                                   ____________

Total net assets                                                    $66,874,799
                                                                   ____________

o Principal amount shown is stated in the currency in which each security is denominated:

      AUD - Australian Dollar
      CAD - Canadian Dollar
      EUR - European Monetary Unit
      GBP - British Pound Sterling
      ISK - Iceland Krona
      JPY - Japanese Yen
      KRW - South Korean Won
      MYR - Malaysian Ringgit
      NOK - Norwegian Kroner
      NZD - New Zealand Dollar
      PLN - Polish Zloty
      SEK - Swedish Krona
      USD - United States Dollar

 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2006, the aggregate amount of Rule 144A securities equaled $4,728,840, which represented 7.07% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

II Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At May 31, 2006, the aggregate amount of the restricted securities equaled $904,370 or 1.35% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

 *    Fully or partially on loan.

** See Note 8 in "Notes to Financial Statements."

 ! Includes $14,898,604 of securities loaned.

 ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

 + Non-income producing security for the period ended May 31, 2006.

++ Non-income producing security. Security is currently in default.

 ? Step Coupon Bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

 { Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated interest rate in effect at May 31, 2006.

 @ Illiquid security. At May 31, 2006, the aggregate amount of illiquid securities equaled $256, which represented 0.00% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

 } Security is currently in default. The issue has missed the maturity date.
   Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

 > Securities have been classified by type of business. Classification by country of origin has been presented on pages 1 and 2 in "Sector and Country Allocation."

 ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

 = Security is being fair valued in accordance with the Fund's fair valuation policy. At May 31, 2006, the aggregate amount of fair valued securities equaled $616, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes to Financial Statements."

Summary of Abbreviations:
ADR - American Depositary Receipt
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)
REIT - Real Estate Investment Trust

The following foreign currency exchange contracts and forward foreign cross-currency exchange contracts were outstanding at May 31, 2006:

Foreign Currency Exchange Contracts and Forward Foreign Cross-Currency Exchange Contracts(1)


                                                               Unrealized
Contracts to                                   Settlement     Appreciation
Receive                In Exchange For           Date        (Depreciation)
______________      _____________________    _____________  ________________

108,146 AUD          USD         (81,650)           6/1/06         $   (265)

38,882 EUR           CAD         (56,000)          6/26/06             (958)

128,254 EUR          PLN        (506,061)          6/26/06              (27)

163,626 EUR          ISK     (18,626,080)          9/15/06          (43,381)

208,845 EUR          SEK      (1,937,000)          6/26/06             (510)

240,453 EUR          NOK      (1,867,000)          6/26/06             1,157

830,211 EUR          GBP        (572,000)          6/26/06           (4,188)

5,375 GBP            USD         (10,131)           6/1/06              (80)

101,323,442 JPY      NZD      (1,426,100)          6/26/06           (1,528)

105,883,229 JPY      AUD      (1,258,900)          6/26/06           (2,584)

174,828,282 JPY      EUR      (1,209,000)          6/26/06             7,227
                                                                   _________

                                                                   $(45,137)
                                                                   _________


(1)See Note 7 in "Notes to Financial Statements."

See accompanying notes.

Statement of operations


Delaware Investments Global Dividend and Income Fund, Inc.

Six Months Ended May 31, 2006 (Unaudited)


Investment Income:
     Dividends                                                                                    $807,598
     Interest                                                                                      918,977
     Securities lending income                                                                      19,037
     Foreign tax withheld                                                                          (26,793)              $1,718,819
                                                                                                  ________               __________

Expenses:
     Management fees                                                                               315,384
     Legal and professional fees                                                                    25,362
     Reports to shareholders                                                                        23,671
     Transfer agent fees                                                                            21,656
     Accounting and administration expenses                                                         17,975
     Custodian fees                                                                                 16,195
     NYSE fees                                                                                      12,499
     Pricing fees                                                                                    7,230
     Taxes (other than taxes on income)                                                              2,835
     Directors' fees                                                                                 1,987
     Insurance fees                                                                                  1,344
     Other                                                                                           6,040
                                                                                                  ________
     Total operating expenses (before interest expense)                                                                     452,178
     Interest expense                                                                                                       585,586
                                                                                                                         __________

     Total expenses                                                                                                       1,037,764
                                                                                                                         __________

Net Investment Income                                                                                                       681,055
                                                                                                                         __________

Net Realized and Unrealized Gain on Investments and Foreign Currencies:
     Net realized gain on:
          Investments                                                                                                     3,489,508
          Foreign currencies                                                                                                102,281
                                                                                                                         __________

     Net realized gain                                                                                                    3,591,789

     Net change in unrealized appreciation/depreciation of investments and foreign currencies                             2,158,158
                                                                                                                         __________

Net Realized and Unrealized Gain on Investments and Foreign Currencies                                                    5,749,947
                                                                                                                         __________

Net Increase in Net Assets Resulting from Operations                                                                     $6,431,002
                                                                                                                         __________


See accompanying notes



Statements of changes in net assets


Delaware Investments Global Dividend and Income Fund, Inc.



                                                                                                        Six Months
                                                                                                          Ended             Year
                                                                                                         5/31/06            Ended
                                                                                                       (Unaudited)        11/30/05
Increase (Decrease) in Net Assets from Operations:

Net investment income                                                                                 $   681,055      $  2,218,197
Net realized gain on investments and foreign currencies                                                 3,591,789        14,865,212
Net change in unrealized appreciation/depreciation of investments and foreign currencies                2,158,158       (13,767,017)
                                                                                                      ___________      ____________

Net increase in net assets resulting from operations                                                    6,431,002         3,316,392
                                                                                                      __________      ____________

Dividends and Distributions to Shareholders from (See Note 4):

Net investment income                                                                                  (2,311,165)       (2,295,845)
Net realized gains                                                                                     (9,326,614)       (3,241,579)
                                                                                                      ___________      ____________

                                                                                                      (11,637,779)       (5,537,424)
                                                                                                      ___________      ____________
Capital Share Transactions:

Cost of shares repurchased (see Note 5)                                                                         -        (7,018,700)
                                                                                                      ___________      ____________

                                                                                                                -        (7,018,700)
                                                                                                      ___________      ____________

Net Decrease in Net Assets                                                                             (5,206,777)       (9,239,732)

Net Assets:

Beginning of period                                                                                    72,081,576        81,321,308
                                                                                                      ___________      ____________

End of period (including undistributed net investment income of $16,577 and $232,005, respectively)   $66,874,799      $ 72,081,576
                                                                                                      ___________      ____________


See accompanying notes

Statement of cash flows


Delaware Investments Global Dividend and Income Fund, Inc.

Six Months Ended May 31, 2006 (Unaudited)



Net Cash (Including Foreign Currency) Provided by Operating Activities:

Net increase in net assets resulting from operations                                                                   $ 6,431,002
                                                                                                                       ___________

     Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities
          Amortization of premium and discount on investments                                                               60,382
          Net proceeds from investment transactions                                                                     10,779,768
          Net realized gain on investment transactions                                                                  (3,489,508)
          Net realized gain on foreign currencies                                                                         (102,281)
          Net change in unrealized appreciation/depreciation of investments and foreign currencies                      (2,158,158)
          Decrease in receivable for investments sold                                                                      657,780
          Decrease in interest and dividends receivable and other assets                                                   111,208
          Decrease in payable for investments purchased                                                                   (761,494)
          Increase in interest payable                                                                                      18,451
          Decrease in accrued expenses and other liabilities                                                               (23,786)
                                                                                                                       ___________

     Total adjustments                                                                                                   5,092,362
                                                                                                                       ___________

Net cash provided by operating activities                                                                               11,523,364
                                                                                                                       ___________

Cash flows used for financing activities:
     Cash dividends and distributions paid                                                                             (11,637,779)
                                                                                                                       ___________

Net cash used for financing activities                                                                                 (11,637,779)
                                                                                                                       ___________

Effect of exchange rates on cash                                                                                           219,901
                                                                                                                       ___________

Net increase in cash                                                                                                       105,486
Cash at beginning of period                                                                                                 60,742
                                                                                                                       ___________

Cash at end of period                                                                                                  $   166,228
                                                                                                                       ___________

Cash paid for interest                                                                                                 $   567,135
                                                                                                                       ___________



See accompanying notes

Financial highlights


Delaware Investments Global Dividend and Income Fund, Inc.


Selected data for each share of the Fund outstanding throughout each period were as follows:




                                                            Six Months
                                                              Ended                            Year Ended
                                                            5/31/06(1)   ____________________________________________________
                                                           (Unaudited)   11/30/05  11/30/04   11/30/03 11/30/02(2)   11/30/01
______________________________________________________________________________________________________________________________

Net asset value, beginning of period                          $13.190     $13.590   $11.980     $9.940     $11.170    $11.770

Income (loss) from investment operations:

Net investment income(3)                                        0.125       0.384     0.416      0.554       0.499      0.620
Net realized and unrealized gain (loss) on
     investments and foreign
     currencies                                                 1.055       0.176     2.154      2.570      (0.260)     0.280
                                                              _______     _______   _______     _______    _______    _______

Total from investment operations                                1.180       0.560     2.570      3.124       0.239      0.900
                                                              _______     _______   _______     _______    _______    _______

Less dividends and distributions from:

Net investment income                                          (0.386)     (0.398)   (0.815)    (0.918)     (0.365)    (0.195)
Net realized gain on investments                               (1.744)     (0.562)   (0.145)          -           -    (0.084)
Return of capital                                                   -           -         -     (0.166)     (1.104)    (1.221)
                                                              _______     _______   _______     _______    _______    _______

Total dividends and distributions                              (2.130)     (0.960)   (0.960)    (1.084)     (1.469)    (1.500)
                                                              _______     _______   _______     _______    _______    _______

Net asset value, end of period                                $12.240     $13.190   $13.590    $11.980      $9.940    $11.170
                                                              _______     _______   _______     _______    _______    _______

Market value, end of period                                   $12.380     $13.400   $12.300    $11.900     $10.400    $12.400
                                                              _______     _______   _______     _______    _______    _______

Total return based on:(4)

Market value                                                    7.58%      17.22%    12.01%     25.92%      (5.49%)    34.52%
Net asset value                                                 8.05%       4.43%    22.92%     32.63%       0.28%      6.91%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                       $66,875     $72,082   $81,321    $71,693     $59,523    $66,870
Ratio of expenses to average net assets                         3.10%       2.59%     1.92%      2.04%       2.26%      3.31%
Ratio of expenses to adjusted average net
     assets (before interest
     expense)(5)                                                1.01%       1.13%     0.98%      1.08%       1.06%      1.10%
Ratio of interest expense to adjusted average
     net assets(5)                                              1.30%       0.87%     0.46%      0.46%       0.64%      1.35%
Ratio of net investment income to average net assets            2.04%       2.84%     3.31%      5.14%       4.69%      5.18%
Ratio of net investment income to adjusted average
     net assets(5)                                              1.49%       2.19%     2.48%      3.88%       3.53%      3.84%
Portfolio turnover                                                85%        121%       78%        99%         69%        47%

Leverage Analysis:

Debt outstanding at end of period at par (000 omitted)        $23,000     $23,000   $25,000    $21,000     $21,000   $ 25,000
Average daily balance of debt outstanding (000 omitted)       $23,000     $24,195   $24,410    $21,000     $21,603   $ 25,000
Average daily balance of shares outstanding (000 omitted)       5,464       5,777     5,986      5,986       5,986      5,986
Average debt per share                                          $4.21       $4.19     $4.08      $3.51       $3.61   $   4.18
Asset coverage per $1,000 of debt outstanding at
     end of period                                            $ 3,908     $ 4,134   $ 4,253    $ 4,414     $ 3,834   $  3,675
______________________________________________________________________________________________________________________________


(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)As required, effective December 1, 2001, the Fund adopted the provision of the AICPA Audit and Accounting Guide for
   Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain (loss) per share of $0.024, a decrease in the ratio of net investment income to average net assets of 0.23%, and a decrease in the ratio of net investment income to adjusted net assets of 0.17%. Per share data for the periods prior to
   December 1, 2001 have not been restated to reflect this change in accounting.

(3)The average shares outstanding method has been applied for per share information.

(4)Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(5)Adjusted average net assets excludes debt outstanding.

See accompanying notes



Notes to financial statements


Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)



Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's shares trade on the New York Stock Exchange under the symbol DGF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or, with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates, from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments (R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.

Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $381 for the six months ended May 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

DMC, as defined below, and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

2. Investment Management, Administration
   Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.70%, which is calculated daily based on the adjusted average weekly net assets. Adjusted average weekly net assets does not include the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting and administration services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's adjusted average weekly net assets for accounting and administration services

At May 31, 2006, the Fund had liabilities payable to affiliates as follows:


Investment management fee payable to DMC                                 $53,239
Accounting and administration fees and other expenses
     payable to DSC                                                       10,876
Other expenses payable to DMC and affiliates*                             10,611

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2006, the Fund was charged $1,394 for internal legal services provided by DMC.

Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and trustees are paid no compensation by the Fund.

During the six months ended May 31, 2006, Babak Zenouzi was appointed co-portfolio manager of the Fund. Mr. Zenouzi assumed primary responsibility for managing the REIT and convertible securities holdings for the Fund, and consults regularly with Damon J. Andres in this capacity. Mr. Zenouzi works with Mr. Andres, D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Jr., Zoe Neale, Edward Gray, Philip R. Perkins and Timothy L. Rabe in making day-to-day decisions for the Fund.

3. Investments

For the six months ended May 31 2006, the Fund made purchases of $36,222,569 and sales of $40,965,635 of investment securities other than U.S. government securities and short-term investments. For the six months ended May 31, 2006, the Fund made purchases of $988,475 and sales of $2,089,538 of long-term U.S. government securities.

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments was $98,799,097.
At May 31, 2006, the net unrealized appreciation was $6,248,532, of which $8,585,540 related to unrealized appreciation of investments and $2,337,008 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2006 and the year ended November 30, 2005 was as follows:

                                                       Six Months        Year
                                                         Ended           Ended
                                                        5/31/06*       11/30/05
                                                     ____________     __________

Ordinary income                                       $ 2,234,871     $2,295,845
Long-term capital gain                                  9,402,908      3,241,579
                                                     ____________     __________

Total                                                $ 11,637,779     $5,537,424
                                                     ____________     __________

*Tax information for the period ended May 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2006, the estimated components of net assets on a tax basis were as follows:


Shares of beneficial interest                                        $58,693,534
Six month period realized gain                                         1,911,180
Unrealized appreciation of investments
     and foreign currencies                                            6,270,085
                                                                     ___________

Net assets                                                           $66,874,799
                                                                     ___________


                                                                  (continues) 19

Notes to financial statements


Delaware Investments Global Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


4. Dividend and Distribution Information (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts and forward foreign currency contracts, and tax treatment of market discount and premium on debt instruments and treatment of contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to gain (loss) on foreign currency transactions, REIT dividend reclassification and market discounts and premiums on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.


Undistributed net investment income                                 $ 1,641,584
Accumulated net realized gain (loss)                                 (1,641,584)

5. Capital Stock

Shares issuable under the Fund's dividend reinvestment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market

For the six months ended May 31, 2006, the Fund did not have any transactions in common shares.

The Fund did not repurchase any shares under the Share Repurchase Program during the six months ended May 31, 2006.

6. Line of Credit

The Fund has entered into a Line of Credit Agreement with JPMorgan Chase for $25,000,000 that expires on January 18, 2007. At May 31, 2006, the par value of loans outstanding was $23,000,000 at a variable interest rate of 5.58%. During the six months ended May 31, 2006, the average daily balance of loans outstanding was $23,000,000 at a weighted average interest rate of approximately 5.04%. The maximum amount of loans outstanding at any time during the period was $23,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.12% per annum on the unused balance. The loan is collateralized by the Fund's portfolio.

7. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts and forward foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross-currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments (R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2006, the market value of the securities on loan was $14,898,604, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. There were no direct holdings during the six months ended May 31, 2006.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information


Delaware Investments Global Dividend and Income Fund, Inc.


Board consideration of Delaware Investments Global Dividend and Income Fund, Inc. investment advisory agreement


At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Directors, including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, Chairman of the Delaware Investments (R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Directors. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Directors, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10-year periods, ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end income and preferred stock funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the second quartile. The report further showed that the Fund's total return for the three, five and 10 year periods was in the first quartile of such Performance Universe. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar leveraged closed-end funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments (R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

ECONOMIES OF SCALE. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the value of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of such economies of scale on to shareholders was not likely to provide the intended effect.

About the organization


This semiannual report is for the information of Delaware Investments Global Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.


Board of trustees

Jude T. Driscoll

Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett +

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison +

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans +

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher +

Founder
Investor Analytics
Scottsdale, AZ

+ Audit Committee Member

Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

Principal Office of the Fund

2005 Market Street
Philadelphia, PA 19103

Independent Registered Public
Accounting Firm

Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrant and Stock Transfer
Agent

Mellon Investor Services, LLC
480 Washington Boulevard
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives only

800 362-7500

Web site
www.delawareinvestments.com



Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.



Your Reinvestment Options

Delaware Investments Global Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Mellon Investor Services, LLC at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact the broker/dealer holding the shares or your financial advisor.

[DELAWARE LOGO]                                           [NYSE DGF LOGO]


(573)                                                        Printed in the USA
SA-DGF [5/06] CGI 7/06                                     MF-06-06-037  PO11117

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments Global Dividend and Income Fund, Inc.


PATRICK P. COYNE
______________________________
By: Patrick P. Coyne
Title: President and Chief Executive Officer
Date: August 3, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
______________________________
By: Patrick P. Coyne
Title: President and Chief Executive Officer
Date: August 3, 2006


MICHAEL P. BISHOF
______________________________
By: Michael P. Bishof
Title: Chief Financial Officer
Date: August 3, 2006